Revenue Recognition - Schedule of Net Sales by Geography (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Sales Information [Line Items]
Net Sales	$ 7,394.2	$ 6,939.9	$ 6,827.3
US [Member]
Sales Information [Line Items]
Net Sales	4,288.8	4,012.4	3,853.9
International [Member]
Sales Information [Line Items]
Net Sales	$ 3,105.4	$ 2,927.5	$ 2,973.4